8. MINERAL PROPERTY INTERESTS	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 8. MINERAL PROPERTY INTERESTS

Title to mineral property interests involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral property interests. The Company has investigated title to its mineral property interests and, to the best of its knowledge, title to the mineral property interests is in good standing.

Material Properties

The Company’s two principal assets are its interest in the Lookout Hill copper-gold property in Mongolia, and the Ann Mason copper-molybdenum project in Nevada.

Lookout Hill, Mongolia

The Lookout Hill property in the South Gobi region of Mongolia is comprised of two mining licences, Shivee Tolgoi and Javhlant, granted by the Mineral Resources Authority of Mongolia in October 2009. Title to the two licences is held by the Company.

In October 2004, the Company entered into an arm’s-length Equity Participation and Earn-In Agreement (the "Earn-In Agreement") with Turquoise Hill. Under the Earn-In Agreement, Turquoise Hill agreed to purchase equity securities of the Company, and was granted the right to earn an interest in what is now the eastern portion of the Shivee Tolgoi mining licence and all of the Javhlant mining licence (together the "Joint Venture Property"). Most of Turquoise Hill’s rights and obligations under the Earn-In Agreement were subsequently assigned by Turquoise Hill to what was then its wholly-owned subsidiary, OTLLC. The Government of Mongolia subsequently acquired a 34% interest in OTLLC from Turquoise Hill.

On June 30, 2008, OTLLC gave notice that it had completed its earn-in obligations by expending a total of $35 million on exploration of the Joint Venture Property. OTLLC earned an 80% interest in all minerals extracted below a sub-surface depth of 560 metres from the Joint Venture Property and a 70% interest in all minerals extracted from surface to a depth of 560 metres from the Joint Venture Property. In accordance with the Earn-In Agreement, the Company and OTLLC formed a joint venture (the "Entrée-OTLLC Joint Venture") on terms annexed to the Earn-In Agreement.

The portion of the Shivee Tolgoi mining licence outside of the Joint Venture Property ("Shivee West") is 100% owned by the Company, but is subject to a first right of refusal by OTLLC.

The Shivee Tolgoi and Javhlant mining licences were each issued for a 30 year term and have rights of renewal for two further 20 year terms.

As of September 30, 2012, the Entrée-OTLLC Joint Venture had expended approximately $23.7 million to advance the Joint Venture Property. Under the terms of the Entrée-OTLLC Joint Venture, OTLLC contributed on behalf of the Company its required participation amount charging interest at prime plus 2% (Note 9).

Ann Mason, Nevada, United States

The Ann Mason Project is defined by a series of both unpatented lode claims on public land administered by the Bureau of Land Management, and title to patented lode claims. The Company assembled this package of claims through a combination of staking and a series of transactions undertaken since August 2009, including the acquisition of PacMag. The project area includes the Ann Mason copper-molybdenum porphyry deposit, the Blue Hill copper deposit, and several early-stage copper porphyry targets including the Blackjack, Roulette and Minnesota targets.

Certain of the unpatented lode claim (part of the area formerly known as the Blackjack property) are leased to the Company pursuant to a mining lease and option to purchase agreement (“MLOPA”) with two individuals. Under the MLOPA, the Company is granted the option to purchase the claims for $500,000.  If the Company exercises its option, the claims will be subject to a 3% net smelter returns ("NSR") royalty (which may be bought down to a 1% NSR royalty for $2 million).  The MLOPA also provides for annual advance minimum royalty payments of $27,500 which commenced in June 2011 and will continue until the commencement of sustained commercial production. The advance payments will be credited against future royalty payments or the buy down of the royalty.

In September 2009, the Company entered into an agreement with Bronco Creek Exploration Inc. ("Bronco Creek"), a wholly-owned subsidiary of Eurasian Minerals Inc., whereby the Company may acquire an 80% interest in certain of the unpatented lode claims formerly known as the Roulette property. In order to acquire its interest, the Company must: (a) incur expenditures of $1,000,000, make cash payments of $140,000 and issue 85,000 common shares of the Company within three years (completed); (b) make aggregate advance royalty payments totalling $375,000 between the fifth and tenth anniversaries of the agreement; and (c) deliver a bankable feasibility study before the tenth anniversary of the agreement.

Certain of the patented lode claims are subject to a 2% NSR royalty in favour of AngloGold Ashanti (Nevada) Corp.

During the nine months ended September 30, 2012, the Company, through a combination of staking and purchase agreements, acquired certain patented and unpatented lode claims within or contiguous to the boundaries of its Ann Mason Project pursuant to which the Company paid $3,721,170 and issued 40,000 common shares valued at $52,293.

Other Properties

During the nine months ended September 30, 2012, the Company also had interests in non-material properties in Australia, United States, and Peru. Non-material properties include the following:

Australia Properties

The Company has mineral property interests in Australia which it acquired in conjunction with the PacMag acquisition, namely the Blue Rose joint venture and the Mystique farm-out. The Company holds a 51.6% interest in the Blue Rose copper-iron-gold-molybdenum joint venture property, with Giralia Resources Pty Ltd., now a subsidiary of Atlas Iron Limited (ASX:AGO - "Atlas"), retaining the remaining 48.4% interest. The Company has a farm-out agreement with Black Fire Gold Pty Ltd, a wholly-owned subsidiary of Black Fire Minerals Limited (ASX:BFE – "Black Fire"), pursuant to which Black Fire can earn a 60% interest in the Mystique property by expending $1 million by February 2013 and a 75% interest by expending $2.5 million by February 2015. Black Fire can earn an additional 10% interest by sole funding a pre-feasibility study on the property.

The Company recorded a gain on sale of mineral property interests of $104,914 on the Northling property during the nine months ended September 30, 2012.

Empirical

During the nine months ended September 30, 2012, the Company entered into an agreement with Empirical Discovery, LLC to purchase a 100% interest in the Lordsburg and Oak Grove properties, subject to a 2% NSR royalty, pursuant to which the Company paid $100,000 and issued 500,000 common shares valued at $326,483. Empirical has an option, until March 1, 2013, to reacquire the Oak Grove property for no consideration in the event that Entrée does not complete a minimum amount of drilling prior to January 1, 2013.

Capitalized mineral property acquisition costs are summarized as follows:

	September 30, 2012	December 31, 2011

USA
Ann Mason	$56,387,302	$50,973,368
Empirical	1,002,078	532,550
Other	305,703	199,754
Total USA	57,695,083	51,705,672

AUSTRALIA
Blue Rose JV	577,847	558,927
Mystique	428,184	414,164
Total Australia	1,006,031	973,091

Total all locations	$58,701,114	$52,678,763

 Exploration costs expensed are summarized as follows:

	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2011

US	$728,767	$2,922,151	$5,275,592	$10,585,946
Mongolia	395,662	667,094	1,615,462	2,175,660
Other	103,912	72,885	355,358	246,330

Total all locations	$1,228,341	$3,662,130	$7,246,412	$13,007,936